COVER LETTER

August 15, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MML Series Investment Fund II
(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund II (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(2) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 9 to the Trust’s Registration Statement under the Securities Act and Amendment No. 10 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed in connection with the initial registration under the Securities Act of the MML Strategic Emerging Markets Fund and the MML China Fund, two new series of the Trust, and accordingly their anticipated effective date would normally be October 29, 2008. However, we hereby request acceleration of the effective date to August 15, 2008. The Funds will each have two share classes, Class II shares and Service Class I shares, and will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please address any comments or questions to the undersigned at (413) 744-6602.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Counsel

Massachusetts Mutual Life Insurance Company